Impairment of Certain Long-Lived Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of Certain Long-Lived Assets	$ 0	$ 1,451